RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RIGHT-OF-USE ASSETS
Right-of-use assets	$ 313.0	$ 128.1
Depreciation	98.8	41.2	$ 38.7
Affiliated corporations
RIGHT-OF-USE ASSETS
Right-of-use assets	12.4	15.5
Depreciation	$ 4.2	$ 4.3